TRADE ACCOUNTS RECEIVABLE - Changes in allowance (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the allowance
Allowance at beginning of period	R$ (199,306)	R$ (185,261)	R$ (98,814)
Provisions for bad debt during the year	(98,476)	(85,661)	(133,868)
Recoveries in the year	80,134	16,880	6,167
Write-offs	73,591	37,679	41,392
Loss of control by selling of subsidiary		17,594
Loss of control by joint venture creation	1,487
Assets held for sale	11,207
Exchange variation	(276)	(537)	(138)
Allowance at end of period	R$ (131,639)	R$ (199,306)	R$ (185,261)